Income Taxes - Tax Years Subject to Examination (Detail)	12 Months Ended
Jun. 30, 2016
Earliest Tax Year | United States | Federal
Open Tax Year	2013
Earliest Tax Year | United States | COLORADO | State
Open Tax Year	2012
Earliest Tax Year | United States | MAINE | State
Open Tax Year	2013
Earliest Tax Year | United States | MONTANA | State
Open Tax Year	2014
Earliest Tax Year | Australia | Federal Foreign
Open Tax Year	2012
Earliest Tax Year | United Kingdom | Federal Foreign
Open Tax Year	2012
Latest Tax Year | United States | Federal
Open Tax Year	2015
Latest Tax Year | United States | COLORADO | State
Open Tax Year	2015
Latest Tax Year | United States | MAINE | State
Open Tax Year	2015
Latest Tax Year | United States | MONTANA | State
Open Tax Year	2015
Latest Tax Year | Australia | Federal Foreign
Open Tax Year	2015
Latest Tax Year | United Kingdom | Federal Foreign
Open Tax Year	2015